Vanguard® Global ex-U.S. Real Estate Index Fund
Schedule of Investments (unaudited)
As of January 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (102.5%)
Australia (11.2%)
	Goodman Group	7,700,475	127,821
	Scentre Group	23,131,182	45,986
	Stockland	10,637,974	31,415
	GPT Group	8,536,048	25,799
	Mirvac Group	17,578,051	24,704
	Dexus	4,791,958	24,250
	Vicinity Ltd.	17,234,958	22,878
	Charter Hall Group	2,109,152	16,451
	Lendlease Corp. Ltd.	3,075,503	14,764
	National Storage REIT	5,646,062	8,467
	Region RE Ltd.	5,178,236	7,624
	Charter Hall Long Wale REIT	2,964,662	7,219
	HomeCo Daily Needs REIT	7,958,591	6,552
	Charter Hall Retail REIT	2,306,052	5,571
	Lifestyle Communities Ltd.	433,152	5,041
	Centuria Industrial REIT	2,377,040	5,036
	Ingenia Communities Group	1,670,577	4,839
	Waypoint REIT Ltd.	3,000,121	4,830
	BWP Trust	2,145,533	4,804
	HMC Capital Ltd.	1,086,464	4,309
	Centuria Capital Group	3,586,665	4,001
	Arena REIT	1,577,058	3,576
	Charter Hall Social Infrastructure REIT	1,503,696	2,713
	Rural Funds Group	1,724,308	2,332
[1]	HealthCo REIT	2,127,195	1,895
	Growthpoint Properties Australia Ltd.	1,210,038	1,894
	Abacus Storage King	2,399,180	1,781
	Dexus Industria REIT	947,200	1,731
	Hotel Property Investments Ltd.	870,312	1,702
	Cromwell Property Group	6,186,158	1,669
	Centuria Office REIT	1,865,719	1,615
	Abacus Group	1,911,241	1,360
	GDI Property Group Partnership	2,401,598	1,042
			425,671
Austria (0.2%)
	CA Immobilien Anlagen AG	182,290	5,984
*	IMMOFINANZ AG	136,067	3,230
			9,214
Belgium (2.1%)
	Warehouses De Pauw CVA	756,473	22,132
	Aedifica SA	203,696	13,274
	Cofinimmo SA	157,495	11,446

		Shares	Market Value ($000)
	VGP NV	61,073	7,163
[1]	Shurgard Self Storage Ltd. (XBRU)	135,947	6,306
	Montea NV	65,093	5,587
	Xior Student Housing NV	120,435	3,607
	Retail Estates NV	52,280	3,425
	Intervest Offices & Warehouses NV	124,039	2,785
[1]	Care Property Invest NV	163,047	2,289
			78,014
Brazil (0.6%)
	Allos SA	1,797,328	8,906
	Multiplan Empreendimentos Imobiliarios SA	1,210,114	6,805
	Iguatemi SA (BVMF)	962,904	4,641
	JHSF Participacoes SA	1,283,405	1,228
	LOG Commercial Properties e Participacoes SA	170,997	708
	Lavvi Empreendimentos Imobiliarios SA	310,647	486
*	Moura Dubeux Engenharia SA	187,070	445
	Terra Santa Propriedades Agricolas SA	128,904	410
			23,629
Canada (2.8%)
	Tricon Residential Inc.	1,111,440	12,235
	Canadian Apartment Properties REIT	351,651	12,207
	RioCan REIT	629,595	8,565
	Granite REIT	133,775	7,207
	Choice Properties REIT	688,255	7,187
	Dream Industrial REIT	570,913	5,699
	SmartCentres REIT	303,656	5,570
[1]	Boardwalk REIT	102,655	5,330
[1]	First Capital REIT	445,242	5,236
	StorageVault Canada Inc.	1,013,256	4,047
	H&R REIT	549,731	4,028
	Allied Properties REIT	268,821	3,903
[1]	Killam Apartment REIT	247,405	3,447
[1]	InterRent REIT	302,817	3,034
[1]	CT REIT	226,690	2,447
[1]	Crombie REIT	223,632	2,260
	Primaris REIT	201,852	2,085
[1]	NorthWest Healthcare Properties REIT	509,811	1,858
[1]	DREAM Unlimited Corp. Class A	93,256	1,645
[1]	Slate Grocery REIT Class U	124,660	1,164
[1]	Artis REIT	226,460	1,096
[1,2]	Minto Apartment REIT	83,586	1,026
[1]	Morguard North American Residential REIT	79,000	890
[1]	Nexus Industrial REIT	144,025	863
	BSR REIT	73,039	852
[1]	Dream Office REIT	68,652	553
[1]	PRO REIT	123,986	515
[1]	BTB REIT	184,819	423
[1]	True North Commercial Real E Reit	34,954	227
			105,599
Chile (0.2%)
	Parque Arauco SA	2,794,809	4,472
	Cencosud Shopping SA	2,046,215	3,409
*	Plaza SA	1,258,404	1,739
			9,620
China (4.7%)
	China Resources Land Ltd.	12,706,446	38,577
	China Overseas Land & Investment Ltd.	16,571,210	25,069

		Shares	Market Value ($000)
	Wharf Holdings Ltd.	4,221,652	12,334
[2]	Longfor Group Holdings Ltd.	7,636,508	8,467
	China Vanke Co. Ltd. Class H	9,817,283	7,724
	Poly Developments and Holdings Group Co. Ltd. Class A	4,276,057	5,706
	C&D International Investment Group Ltd.	2,877,000	4,751
	China Vanke Co. Ltd. Class A	3,479,426	4,663
*,1	Country Garden Holdings Co. Ltd.	52,353,163	4,246
[1]	Yuexiu Property Co. Ltd.	6,631,982	4,153
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	3,235,937	3,961
[1]	Greentown China Holdings Ltd.	4,622,814	3,483
*	Hopson Development Holdings Ltd.	4,727,389	2,186
*,1	Sunac China Holdings Ltd.	14,802,000	2,174
[1]	China Jinmao Holdings Group Ltd.	24,651,054	1,967
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	4,895,938	1,820
	Poly Property Group Co. Ltd.	8,845,048	1,618
	China Overseas Grand Oceans Group Ltd.	6,655,079	1,569
*,1	Seazen Group Ltd.	11,012,666	1,514
	Shenzhen Investment Ltd.	10,302,201	1,451
	Shui On Land Ltd.	15,705,538	1,409
	Yuexiu REIT	9,798,970	1,329
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	553,227	1,226
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	2,931,600	1,206
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,261,561	1,135
*,1	Radiance Holdings Group Co. Ltd.	2,880,000	1,113
*	Seazen Holdings Co. Ltd. Class A	806,453	1,111
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	1,112,818	1,057
	Shanghai Lingang Holdings Corp. Ltd. Class A	771,263	1,056
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	832,563	1,052
	China Enterprise Co. Ltd. Class A	1,905,669	1,002
*,1	Guangzhou R&F Properties Co. Ltd. Class H	7,183,413	943
	Huafa Industrial Co. Ltd. Zhuhai Class A	987,006	918
	Gemdale Corp. Class A	1,616,561	911
	Xinhu Zhongbao Co. Ltd. Class A	3,051,800	897
[1]	Gemdale Properties & Investment Corp. Ltd.	23,670,000	834
[2]	Midea Real Estate Holding Ltd.	1,534,216	822
*,1	Agile Group Holdings Ltd.	8,536,159	745
*	SOHO China Ltd.	8,350,045	697
[1,2]	Red Star Macalline Group Corp. Ltd. Class H	2,840,236	660
*,1	Sino-Ocean Group Holding Ltd.	13,905,329	625
	China South City Holdings Ltd.	18,910,111	619
*,1,2,3	Redco Properties Group Ltd.	3,558,000	605
*	Gree Real Estate Co. Ltd. Class A	674,337	562
[1]	Joy City Property Ltd.	20,779,500	557
	Shanghai Wanye Enterprises Co. Ltd. Class A	332,866	551
	China World Trade Center Co. Ltd. Class A	224,859	538
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	291,465	529
	Nanjing Gaoke Co. Ltd. Class A	613,295	518
*,1	Powerlong Real Estate Holdings Ltd.	6,429,139	512
	Financial Street Holdings Co. Ltd. Class A	1,078,751	500
	Red Star Macalline Group Corp. Ltd. Class A	1,024,312	475
	Shanghai Lingang Holdings Corp. Ltd. Class B	753,633	450
	Cinda Real Estate Co. Ltd. Class A	892,023	436
*	Grandjoy Holdings Group Co. Ltd. Class A	1,128,999	432
[1]	China Merchants Commercial REIT	2,646,000	425
	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	278,800	403
*	Jinke Properties Group Co. Ltd. Class A	1,911,495	399
*,1	LVGEM China Real Estate Investment Co. Ltd.	4,986,000	386

		Shares	Market Value ($000)
*	Lushang Freda Pharmaceutical Co. Ltd. Class A	364,070	382
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	972,729	372
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	335,988	364
	Suning Universal Co. Ltd. Class A	1,089,947	362
*,1	Kwg Group Holdings Ltd.	6,392,490	361
	Beijing Capital Development Co. Ltd. Class A	927,750	359
	Shunfa Hengye Corp. Class A	873,120	357
*,3	Jiayuan International Group Ltd.	15,242,000	337
*	RiseSun Real Estate Development Co. Ltd. Class A	1,556,387	335
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	2,074,719	332
	Shanghai Industrial Development Co. Ltd. Class A	644,900	328
*,1	Logan Group Co. Ltd.	4,506,984	323
*	Greattown Holdings Ltd. Class A	796,600	321
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	496,100	296
*	Beijing North Star Co. Ltd. Class H	3,450,000	292
	Bright Real Estate Group Co. Ltd. Class A	826,200	292
	Shenzhen SEG Co. Ltd. Class A	303,100	290
*	China Fortune Land Development Co. Ltd. Class A	1,383,300	285
	Shenzhen Heungkong Holding Co. Ltd. Class A	1,198,800	276
	Shenzhen Zhenye Group Co. Ltd. Class A	473,500	275
	Rongan Property Co. Ltd. Class A	827,500	267
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	400,200	247
	Hefei Urban Construction Development Co. Ltd. Class A	292,165	237
	Shenzhen Properties & Resources Development Group Ltd. Class A	195,900	235
	China Union Holdings Ltd. Class A	513,400	230
	China Wuyi Co. Ltd. Class A	583,800	225
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,369,822	218
*	Beijing North Star Co. Ltd. Class A	815,473	208
*	Guangdong Shirongzhaoye Co. Ltd. Class A	260,700	203
*	Guangdong Highsun Group Co. Ltd. Class A	906,503	202
*,1	China SCE Group Holdings Ltd.	9,551,766	192
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	244,800	167
*	Chongqing Dima Industry Co. Ltd. Class A	907,700	165
*,1	Times China Holdings Ltd.	3,949,000	114
*,3	Yango Group Co. Ltd. Class A	1,591,019	82
*,3	Datang Group Holdings Ltd.	1,172,000	75
*	Yuzhou Group Holdings Co. Ltd.	5,085,128	42
*	Redsun Properties Group Ltd.	2,720,000	26
			176,752
Egypt (0.2%)
	Talaat Moustafa Group	4,415,739	4,716
	Madinet Masr For Housing & Development	5,318,595	640
*	Palm Hills Developments SAE	5,458,382	552
	Heliopolis Housing	1,660,545	546
			6,454
Finland (0.3%)
	Kojamo OYJ	762,393	9,039
	Citycon OYJ	348,287	1,821
			10,860
France (2.8%)
*,1	Unibail-Rodamco-Westfield	434,834	31,136
	Gecina SA	219,790	24,240
	Klepierre SA	835,520	21,632
	Covivio SA	207,543	10,050
	Mercialys SA	401,944	4,573
	ICADE	133,746	4,528

		Shares	Market Value ($000)
	Carmila SA	237,466	4,219
	Nexity SA	212,247	3,538
	Altarea SCA	19,497	1,706
			105,622
Germany (4.5%)
	Vonovia SE	3,490,729	108,744
*	LEG Immobilien SE (XETR)	321,225	26,655
*	TAG Immobilien AG	751,712	10,522
*	Aroundtown SA	3,687,589	8,226
	Deutsche Wohnen SE	239,097	5,807
*	Grand City Properties SA	308,869	2,998
	Hamborner REIT AG	300,251	2,122
[2]	Instone Real Estate Group SE	191,658	1,654
	Deutsche EuroShop AG	59,622	1,284
*,1	VIB Vermoegen AG	45,221	702
[1]	BRANICKS Group AG	164,782	379
*,1,2	ADLER Group SA	570,725	210
			169,303
Greece (0.1%)
*	LAMDA Development SA	371,529	2,804
*	Dimand SA	36,629	404
			3,208
Hong Kong (7.5%)
	Sun Hung Kai Properties Ltd.	6,711,941	62,645
	Link REIT	11,413,986	57,249
	CK Asset Holdings Ltd.	8,376,113	37,796
	Wharf Real Estate Investment Co. Ltd.	6,892,652	20,194
	Sino Land Co. Ltd.	14,924,022	15,589
	Henderson Land Development Co. Ltd.	5,817,936	15,159
	Hongkong Land Holdings Ltd.	4,621,912	14,427
[1,2]	ESR Group Ltd.	10,484,600	13,402
	Hang Lung Properties Ltd.	7,819,932	9,079
	Swire Properties Ltd.	4,691,200	8,767
[1]	New World Development Co. Ltd.	6,172,000	7,565
	Hysan Development Co. Ltd.	2,651,655	4,577
	Hang Lung Group Ltd.	3,636,103	4,377
	Kerry Properties Ltd.	2,585,832	4,106
	Fortune REIT	6,616,861	3,789
	Champion REIT	8,291,512	1,975
*	Shun Tak Holdings Ltd.	10,988,000	1,097
	Sunlight REIT	4,469,400	1,091
	Prosperity REIT	5,506,649	877
[1]	SF REIT	2,343,000	767
*	GR Properties Ltd.	4,476,000	167
*,3	Sinic Holdings Group Co. Ltd.	2,979,000	—
			284,695
India (3.7%)
	DLF Ltd.	2,755,473	26,600
	Embassy Office Parks REIT	3,931,215	17,010
*	Godrej Properties Ltd.	508,247	14,521
[2]	Macrotech Developers Ltd.	1,075,057	13,872
	Phoenix Mills Ltd.	422,160	12,351
	Prestige Estates Projects Ltd.	625,976	9,527
	Oberoi Realty Ltd.	518,845	8,278
	Brigade Enterprises Ltd.	555,177	6,862
	Nexus Select Trust	3,843,871	5,892
[2]	Mindspace Business Parks REIT	976,704	3,786

		Shares	Market Value ($000)
[2]	Brookfield India Real Estate Trust	1,133,273	3,469
	Sobha Ltd.	160,571	2,805
*	Indiabulls Real Estate Ltd.	2,123,840	2,507
	Mahindra Lifespace Developers Ltd.	338,600	2,287
	Anant Raj Ltd.	462,632	1,773
*	D B Realty Ltd.	528,863	1,604
	Sunteck Realty Ltd.	215,690	1,220
*	Hemisphere Properties India Ltd.	393,091	1,046
	NESCO Ltd.	97,312	1,008
	Ganesh Housing Corp. Ltd.	101,113	897
	Ashiana Housing Ltd.	175,290	651
*	Keystone Realtors Ltd.	66,876	573
	Kolte-Patil Developers Ltd.	83,648	515
			139,054
Indonesia (0.3%)
	Ciputra Development Tbk PT	38,773,091	3,077
*	Bumi Serpong Damai Tbk PT	34,835,327	2,286
	Pakuwon Jati Tbk PT	66,364,428	1,766
	Summarecon Agung Tbk PT	47,759,781	1,695
*	Lippo Karawaci Tbk PT	151,130,649	766
*	Alam Sutera Realty Tbk PT	46,697,497	480
	Puradelta Lestari Tbk PT	37,902,700	386
*,3	Hanson International Tbk PT	444,252,900	—
*,3	Armidian Karyatama Tbk PT	34,315,100	—
			10,456
Ireland (0.1%)
	Irish Residential Properties REIT plc	1,830,775	2,279
Israel (2.0%)
	Azrieli Group Ltd.	162,264	10,934
	Melisron Ltd.	111,875	8,204
	Mivne Real Estate KD Ltd.	2,661,541	7,202
*	Big Shopping Centers Ltd.	53,316	5,421
	Alony Hetz Properties & Investments Ltd.	688,462	5,211
	Amot Investments Ltd.	963,311	5,005
*	Airport City Ltd.	286,442	4,780
	REIT 1 Ltd.	865,183	3,862
	Mega Or Holdings Ltd.	100,790	2,303
	YH Dimri Construction & Development Ltd.	30,816	2,271
	Sella Capital Real Estate Ltd.	974,493	2,196
	Israel Canada T.R Ltd.	632,140	2,132
	Summit Real Estate Holdings Ltd.	157,893	2,090
	Aura Investments Ltd.	570,080	1,621
	Blue Square Real Estate Ltd.	23,903	1,534
	Menivim- The New REIT Ltd.	3,072,038	1,473
	Africa Israel Residences Ltd.	27,582	1,465
	Isras Investment Co. Ltd.	6,760	1,426
*	G City Ltd.	397,558	1,272
	Electra Real Estate Ltd.	106,147	1,080
*	Argo Properties NV	55,555	1,041
	Prashkovsky Investments and Construction Ltd.	35,645	799
*	IES Holdings Ltd.	12,352	776
*	Property & Building Corp. Ltd.	12,210	703
	Israel Land Development Co. Ltd.	77,269	689
	Gav-Yam Lands Corp. Ltd.	76,401	618
*	Norstar Holdings Inc.	171,571	465
			76,573

		Shares	Market Value ($000)
Italy (0.0%)
	Immobiliare Grande Distribuzione SIIQ SpA	228,509	544
Japan (24.7%)
	Mitsui Fudosan Co. Ltd.	4,174,257	104,790
	Daiwa House Industry Co. Ltd.	2,937,374	90,829
	Mitsubishi Estate Co. Ltd.	5,900,245	81,753
	Sumitomo Realty & Development Co. Ltd.	2,121,267	66,712
	Daito Trust Construction Co. Ltd.	291,625	33,173
	Nippon Building Fund Inc.	7,582	30,678
	Hulic Co. Ltd.	2,667,537	29,456
	Japan Real Estate Investment Corp.	6,336	24,289
	Nomura Real Estate Master Fund Inc.	20,993	22,972
	Japan Metropolitan Fund Investment	31,124	21,128
	KDX Realty Investment Corp.	18,460	20,024
	GLP J-Reit	21,929	19,579
	Nippon Prologis REIT Inc.	10,880	19,358
	Tokyu Fudosan Holdings Corp.	2,696,344	18,032
	Daiwa House REIT Investment Corp.	9,504	16,793
	Tokyo Tatemono Co. Ltd.	932,783	14,376
	Orix JREIT Inc.	12,299	14,226
[1]	Advance Residence Investment Corp.	6,384	14,059
	United Urban Investment Corp.	13,810	13,983
	Nomura Real Estate Holdings Inc.	506,329	13,856
	Invincible Investment Corp.	30,023	12,343
	Japan Hotel REIT Investment Corp.	20,670	10,622
	Japan Prime Realty Investment Corp.	4,434	10,616
	Sekisui House REIT Inc.	19,529	10,387
	Nippon Accommodations Fund Inc.	2,243	9,338
	Activia Properties Inc.	3,203	8,723
[1]	Industrial & Infrastructure Fund Investment Corp.	9,426	8,530
	LaSalle Logiport REIT	8,326	8,431
	Daiwa Securities Living Investments Corp.	10,733	7,722
[1]	Mitsui Fudosan Logistics Park Inc.	2,571	7,708
[1]	Japan Logistics Fund Inc.	4,164	7,699
[1]	AEON REIT Investment Corp.	7,860	7,406
	Frontier Real Estate Investment Corp.	2,292	6,775
[1]	Mori Hills REIT Investment Corp.	7,260	6,757
[1]	Comforia Residential REIT Inc.	3,072	6,438
	Hulic REIT Inc.	5,717	6,020
	Mori Trust REIT Inc.	11,568	5,875
	Mitsubishi Estate Logistics REIT Investment Corp.	2,240	5,612
	NTT UD REIT Investment Corp.	6,581	5,588
	Daiwa Office Investment Corp.	1,256	5,354
[1]	Aeon Mall Co. Ltd.	426,883	5,284
[1]	Tokyu REIT Inc.	4,137	4,824
	Japan Excellent Inc.	5,659	4,679
	NIPPON REIT Investment Corp.	2,005	4,643
[1]	Star Asia Investment Corp.	10,566	4,143
	Heiwa Real Estate REIT Inc.	4,454	4,139
	Hoshino Resorts REIT Inc.	1,140	3,979
	Fukuoka REIT Corp.	3,222	3,811
	Heiwa Real Estate Co. Ltd.	141,832	3,750
	Global One Real Estate Investment Corp.	4,557	3,395
	Hankyu Hanshin REIT Inc.	3,093	3,063
	Starts Corp. Inc.	148,800	3,053
	SAMTY Co. Ltd.	179,200	3,053
	CRE Logistics REIT Inc.	2,796	2,925
	Katitas Co. Ltd.	231,192	2,874

		Shares	Market Value ($000)
	Ichigo Inc.	1,012,900	2,700
	SOSiLA Logistics REIT Inc.	3,239	2,630
	Advance Logistics Investment Corp.	2,999	2,606
	Ichigo Office REIT Investment Corp.	4,585	2,577
*	Leopalace21 Corp.	865,650	2,422
	Mirai Corp.	7,898	2,415
	Samty Residential Investment Corp.	3,210	2,339
	Takara Leben Real Estate Investment Corp.	3,082	2,192
	One REIT Inc.	1,075	1,977
	Keihanshin Building Co. Ltd.	190,600	1,926
	Tosei Corp.	121,700	1,757
	Starts Proceed Investment Corp.	1,082	1,494
	Sun Frontier Fudousan Co. Ltd.	121,700	1,456
[1]	Health Care & Medical Investment Corp.	1,603	1,431
	Sankei Real Estate Inc.	2,081	1,324
[1]	Tosei REIT Investment Corp.	1,353	1,305
	Mirarth Holdings Inc.	378,052	1,267
	ESCON Japan REIT Investment Corp.	1,565	1,260
[1]	Ichigo Hotel REIT Investment Corp.	1,457	1,138
*	SRE Holdings Corp.	44,100	995
	TOC Co. Ltd.	207,429	994
	Goldcrest Co. Ltd.	61,940	988
	JSB Co. Ltd.	49,306	882
	Xymax REIT Investment Corp.	1,036	847
	Nippon Commercial Development Co. Ltd.	52,200	824
	Marimo Regional Revitalization REIT Inc.	955	816
	Dear Life Co. Ltd.	118,000	813
*,1	TKP Corp.	71,600	812
[1]	Tokaido REIT Inc.	944	797
	LA Holdings Co. Ltd.	22,500	752
	Raysum Co. Ltd.	28,500	702
	Arealink Co. Ltd.	39,800	691
	CRE Inc.	59,900	578
	Ooedo Onsen REIT Investment Corp.	1,046	543
	Nisshin Group Holdings Co. Ltd.	129,500	460
	Japan Property Management Center Co. Ltd.	54,700	432
	Star Mica Holdings Co. Ltd.	101,100	412
			935,179
Kuwait (0.4%)
	Mabanee Co. KPSC	2,819,342	7,060
	Salhia Real Estate Co. KSCP	1,838,530	2,623
	Commercial Real Estate Co. KSC	6,420,654	2,210
	Kuwait Real Estate Co. KSC	2,620,833	2,044
*	National Real Estate Co. KPSC	4,404,426	1,144
*	Al Mazaya Holding Co. KSCP	2,134,387	568
			15,649
Malaysia (0.6%)
	IOI Properties Group Bhd.	8,085,900	3,690
	Sunway REIT	8,972,734	2,996
	IGB REIT	7,341,800	2,728
	Axis REIT	7,106,700	2,675
	Sime Darby Property Bhd.	15,132,300	2,458
	SP Setia Bhd. Group	9,070,100	1,720
	Eco World Development Group Bhd. (XKLS)	5,637,700	1,569
	Mah Sing Group Bhd.	7,026,325	1,392
	Pavilion REIT	5,016,400	1,378
	OSK Holdings Bhd.	4,091,800	1,316

		Shares	Market Value ($000)
	Matrix Concepts Holdings Bhd.	3,441,942	1,280
	UEM Sunrise Bhd.	5,411,965	1,173
	Eco World International Bhd.	3,627,400	249
			24,624
Mexico (1.5%)
	Fibra Uno Administracion SA de CV	12,075,885	20,529
	Corp. Inmobiliaria Vesta SAB de CV	3,463,150	13,169
	Prologis Property Mexico SA de CV	2,624,331	10,815
	TF Administradora Industrial S de RL de CV	3,310,020	7,091
[2]	FIBRA Macquarie Mexico	3,099,090	5,944
			57,548
Netherlands (0.5%)
[2]	CTP NV	469,131	8,005
	Eurocommercial Properties NV	183,904	4,120
	Wereldhave NV	172,083	2,578
	Vastned Retail NV	79,922	1,764
	NSI NV	77,345	1,653
			18,120
New Zealand (0.5%)
	Goodman Property Trust	4,662,096	6,375
	Precinct Properties Group	6,000,076	4,556
	Kiwi Property Group Ltd.	7,083,277	3,761
	Argosy Property Ltd.	3,768,935	2,668
			17,360
Norway (0.1%)
[2]	Entra ASA	316,289	3,452
Philippines (1.5%)
	SM Prime Holdings Inc.	51,452,907	31,299
	Ayala Land Inc.	26,632,760	16,094
	AREIT Inc.	4,195,220	2,427
	Robinson's Land Corp.	7,541,472	2,142
	Megaworld Corp.	48,582,100	1,689
	RL Commercial REIT Inc.	16,174,500	1,549
	MREIT Inc.	4,217,300	1,035
	Citicore Energy REIT Corp.	11,104,000	524
			56,759
Qatar (0.3%)
	Barwa Real Estate Co.	9,538,953	7,542
	United Development Co. QSC	7,711,738	2,198
*	Ezdan Holding Group QSC	7,076,772	1,577
*	Mazaya Real Estate Development QPSC	2,185,791	405
			11,722
Russia (0.0%)
*,3	Etalon Group plc GDR (Registered)	993,429	—
*,3	INGRAD PJSC	43,530	—
			—
Saudi Arabia (0.9%)
*	Dar Al Arkan Real Estate Development Co.	2,364,455	8,172
*	Emaar Economic City	2,476,245	5,244
	Arabian Centres Co. Ltd.	719,879	3,896
*	Saudi Real Estate Co.	585,017	2,820
	Al Rajhi REIT	1,033,553	2,438
	Arriyadh Development Co.	387,949	2,264
	Retal Urban Development Co.	690,409	1,638
	Sedco Capital REIT Fund	633,479	1,470

		Shares	Market Value ($000)
	Alandalus Property Co.	199,709	1,232
	Riyad REIT Fund	542,597	1,229
	Derayah REIT	454,635	968
	Sumou Real Estate Co.	61,788	790
	Bonyan REIT	286,537	747
	Alkhabeer REIT	409,624	711
	Al Maather REIT Fund	208,610	510
	Musharaka Real Estate Income Fund	329,445	494
	Alinma Retail REIT Fund	366,904	480
	Alahli REIT Fund 1	188,406	431
			35,534
Singapore (6.6%)
	CapitaLand Ascendas REIT	15,838,984	34,327
	CapitaLand Integrated Commercial Trust	22,527,268	33,583
[1]	Capitaland Investment Ltd.	10,669,138	23,422
	Mapletree Logistics Trust	14,798,523	17,016
	Mapletree Industrial Trust	9,208,191	16,771
	Mapletree Pan Asia Commercial Trust	10,286,541	11,139
	Frasers Logistics & Commercial Trust	13,014,552	10,834
	City Developments Ltd.	2,269,190	10,299
	UOL Group Ltd.	2,067,178	9,599
	Suntec REIT	9,942,127	8,789
	Frasers Centrepoint Trust	4,805,940	8,220
	CapitaLand Ascott Trust	11,071,312	7,893
	Keppel DC REIT	5,984,924	7,515
	Keppel REIT	9,933,415	6,831
	ESR-LOGOS REIT	26,674,161	6,159
	Parkway Life REIT	1,721,697	4,512
	PARAGON REIT	5,533,000	3,607
	Lendlease Global Commercial REIT	7,666,089	3,589
	Capitaland India Trust	4,459,342	3,485
	CapitaLand China Trust	5,186,508	3,222
	AIMS APAC REIT	3,064,188	2,987
	Starhill Global REIT	6,219,668	2,384
	CDL Hospitality Trusts	2,994,499	2,294
	Far East Hospitality Trust	4,716,592	2,282
	Cromwell European REIT	1,402,266	2,118
	Digital Core REIT Management Pte. Ltd.	3,211,600	2,064
	Sasseur REIT	2,363,200	1,179
	Hong Fok Corp. Ltd.	1,649,300	1,056
	Keppel Pacific Oak US REIT	3,444,300	962
*,1	Yanlord Land Group Ltd.	2,426,704	938
	Manulife US REIT	8,122,710	483
	Prime US REIT	2,760,000	457
[3]	EC World REIT	1,188,500	230
*,3	Eagle Hospitality Trust	2,602,300	—
			250,246
South Africa (1.5%)
	NEPI Rockcastle NV	2,237,807	15,057
	Growthpoint Properties Ltd.	15,310,062	9,699
	Redefine Properties Ltd.	31,470,545	6,981
*	Fortress Real Estate Investments Ltd.	5,291,895	4,345
	Resilient REIT Ltd.	1,318,969	3,321
[1]	Vukile Property Fund Ltd.	4,018,227	3,245
	Hyprop Investments Ltd.	1,696,366	2,896
	Equites Property Fund Ltd.	3,450,600	2,646
	Attacq Ltd.	3,346,711	1,769

		Shares	Market Value ($000)
*	Fortress Real Estate Investments Ltd. Class B	3,989,502	1,608
[1]	Stor-Age Property REIT Ltd.	2,114,284	1,578
[1]	SA Corporate Real Estate Ltd.	11,206,411	1,525
	Burstone Group Ltd.	2,655,139	1,217
	Fairvest Ltd. Class B	6,057,684	1,186
	Emira Property Fund Ltd.	956,043	444
			57,517
South Korea (0.3%)
	JR Global REIT	732,723	2,229
	ESR Kendall Square REIT Co. Ltd.	714,503	2,013
	Shinhan Alpha REIT Co. Ltd.	326,689	1,590
	SK REITs Co. Ltd.	530,707	1,490
	LOTTE REIT Co. Ltd.	542,642	1,253
	Koramco Energy Plus REIT	226,356	838
	D&D Platform REIT Co. Ltd.	243,120	588
[1]	SK D&D Co. Ltd.	30,817	582
	NH All One REIT Co. Ltd.	189,751	470
	Haesung Industrial Co. Ltd.	54,411	317
			11,370
Spain (0.7%)
	Merlin Properties Socimi SA	1,441,993	14,684
	Inmobiliaria Colonial Socimi SA	1,224,304	7,361
	Lar Espana Real Estate Socimi SA	217,086	1,456
[2]	Aedas Homes SA	56,574	1,082
[1,2]	Metrovacesa SA	63,656	555
			25,138
Sweden (3.7%)
*	Castellum AB	1,815,471	23,372
	Sagax AB Class B	887,085	21,557
*,1	Fastighets AB Balder Class B	2,840,601	18,854
	Wihlborgs Fastigheter AB	1,177,738	10,529
	Fabege AB	1,049,112	9,826
	Wallenstam AB Class B	1,874,210	9,408
	Hufvudstaden AB Class A	509,030	6,582
	Catena AB	138,937	5,924
	Nyfosa AB	605,983	5,420
	Pandox AB	393,349	5,394
	Atrium Ljungberg AB Class B	233,339	4,661
	Dios Fastigheter AB	463,137	3,592
	Cibus Nordic Real Estate AB publ	245,950	2,898
	NP3 Fastigheter AB	133,436	2,629
	Platzer Fastigheter Holding AB Class B	282,541	2,302
	Samhallsbyggnadsbolaget i Norden AB	4,854,303	2,224
	Corem Property Group AB Class B	2,106,661	2,122
	Sagax AB Class D	559,792	1,522
*,1	Neobo Fastigheter AB	537,792	641
	Corem Property Group AB Class D	8,513	153
			139,610
Switzerland (2.2%)
	Swiss Prime Site AG (Registered)	335,581	33,989
	PSP Swiss Property AG (Registered)	196,429	26,144
	Allreal Holding AG (Registered)	66,045	11,748
	Mobimo Holding AG (Registered)	31,857	9,412
	Intershop Holding AG	4,857	3,485
*,1	Peach Property Group AG	56,085	669
			85,447

		Shares	Market Value ($000)
Taiwan (1.3%)
	Ruentex Development Co. Ltd.	8,240,483	9,387
	Highwealth Construction Corp.	6,975,890	8,823
	Huaku Development Co. Ltd.	1,035,854	3,147
	Delpha Construction Co. Ltd.	2,172,000	2,627
	Chong Hong Construction Co. Ltd.	907,297	2,199
	Farglory Land Development Co. Ltd.	1,184,631	2,168
	Sakura Development Co. Ltd.	1,374,271	2,119
	Kindom Development Co. Ltd.	1,658,900	2,097
	Prince Housing & Development Corp.	4,761,478	1,595
	Da-Li Development Co. Ltd.	1,331,550	1,450
	Advancetek Enterprise Co. Ltd.	1,177,000	1,373
	Cathay Real Estate Development Co. Ltd.	2,175,100	1,328
	I-Sunny Construction & Development Co. Ltd.	436,848	1,253
	Crowell Development Corp.	948,000	1,144
	Fu Hua Innovation Co. Ltd.	1,224,215	1,101
	Hung Sheng Construction Ltd.	1,638,520	1,041
	KEE TAI Properties Co. Ltd.	1,819,869	894
	Hong Pu Real Estate Development Co. Ltd.	936,194	877
	Yungshin Construction & Development Co. Ltd.	291,000	862
	Yea Shin International Development Co. Ltd.	770,842	841
*	Kuo Yang Construction Co. Ltd.	1,076,802	752
*	Radium Life Tech Co. Ltd.	2,455,000	738
	Shin Ruenn Development Co. Ltd.	396,000	737
	Huang Hsiang Construction Corp.	484,000	665
	GTM Holdings Corp.	563,000	548
*	Shining Building Business Co. Ltd.	1,523,869	501
*,3	Taiwan Land Development Corp.	2,224,000	—
			50,267
Thailand (1.1%)
	Central Pattana PCL	5,995,700	10,930
	WHA Corp. PCL	32,529,086	4,337
[1]	Land & Houses PCL (Registered)	15,872,000	3,425
	Lotus's Retail Growth Freehold And Leasehold Property Fund	6,943,000	2,583
	CPN Retail Growth Leasehold REIT	7,745,235	2,399
	WHA Premium Growth Freehold & Leasehold REIT Class F	8,150,996	2,254
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	7,392,200	2,124
	Supalai PCL	3,001,381	1,665
	MBK PCL	3,438,432	1,546
	Amata Corp. PCL	2,489,123	1,492
	Sansiri PCL	28,260,125	1,420
	AP Thailand PCL	4,152,120	1,251
	Quality Houses PCL	18,701,000	1,169
	BA Airport Leasehold REIT	3,562,300	1,026
[1]	IMPACT Growth REIT	2,861,600	978
	Pruksa Holding PCL	2,653,900	902
[1]	Origin Property PCL Class F	3,880,898	891
[1]	SC Asset Corp. PCL	8,237,540	756
*	Bangkok Land PCL	37,085,095	753
	Pruksa Real Estate PCL	3,024,500	516
	Assetwise PCL	1,887,000	441
	Noble Development PCL	2,881,628	315
	Singha Estate PCL	11,558,500	263
	Hemaraj Leasehold REIT	329,500	50
			43,486
Turkey (0.4%)
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	7,804,782	2,581

		Shares	Market Value ($000)
*	Peker Gayrimenkul Yatirim Ortakligi A/S	1,614,107	1,824
*	Is Gayrimenkul Yatirim Ortakligi A/S	2,051,078	1,206
	Yeni Gimat Gayrimenkul Ortakligi A/S	862,572	1,102
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	3,936,875	898
*	AKIS Gayrimenkul Yatirimi A/S	1,723,729	805
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	668,652	803
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	367,677	738
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	670,285	552
*	Akfen Gayrimenkul Yatirim Ortakligi A/S	7,940,313	536
*	Ozak Gayrimenkul Yatirim Ortakligi	1,743,327	515
*	Servet Gayrimenkul Yatirim Ortakligi A/S	46,428	512
	Pasifik Gayrimenkul Yatirim Ortakligi	2,397,367	475
*	Asce Gayrimenkul Yatirim Ortakligi A/S	823,781	440
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	3,412,598	382
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	481,050	370
			13,739
United Arab Emirates (2.4%)
	Emaar Properties PJSC	27,565,364	55,734
	Aldar Properties PJSC	16,810,240	23,314
	Emaar Development PJSC	3,563,031	6,742
	TECOM Group PJSC	2,677,889	1,962
*	RAK Properties PJSC	4,378,279	1,562
*	Deyaar Development PJSC	4,885,947	940
*	Eshraq Investments PJSC	6,194,370	695
*	Manazel PJSC	5,705,171	534
			91,483
United Kingdom (8.0%)
	Segro plc	5,371,021	59,651
	Land Securities Group plc	3,224,915	27,188
	UNITE Group plc	1,699,013	21,706
	British Land Co. plc	4,021,925	19,332
	Tritax Big Box REIT plc	8,157,704	17,079
	Shaftesbury Capital plc	8,570,844	14,438
	Derwent London plc	481,135	12,968
	Big Yellow Group plc	858,381	12,412
	LondonMetric Property plc	4,669,279	11,409
	Grainger plc	3,184,034	10,574
	Safestore Holdings plc	956,667	9,963
	LXI REIT plc	7,348,351	9,801
	Assura plc	12,738,716	7,168
	Primary Health Properties plc	5,730,116	7,031
	Sirius Real Estate Ltd.	5,936,575	6,818
	Great Portland Estates plc	1,087,824	5,724
	Hammerson plc	16,502,928	5,632
	Supermarket Income REIT plc	5,475,610	5,608
	Workspace Group plc	583,806	3,840
	Urban Logistics REIT plc	2,022,921	3,203
	Empiric Student Property REIT plc	2,667,910	3,091
	UK Commercial Property REIT Ltd.	3,617,635	2,930
	Target Healthcare REIT plc	2,748,976	2,893
	Balanced Commercial Property Trust Ltd.	3,006,734	2,884
	PRS REIT plc	2,212,372	2,360
	Picton Property Income Ltd.	2,429,123	2,061
	Warehouse Reit plc	1,861,215	2,041
	Impact Healthcare REIT plc (XLON)	1,783,620	1,927
*,3	Home REIT plc	3,771,148	1,818
[1]	Custodian Property Income REIT plc	1,954,088	1,766

		Shares	Market Value ($000)
	NewRiver REIT plc	1,388,216	1,365
	Schroder REIT Ltd.	2,160,322	1,242
	Helical plc	473,705	1,226
	ABRDN PROPERTY INCOME TRUST Ltd.	1,691,680	1,170
[2]	Triple Point Social Housing REIT plc	1,503,611	1,107
	Life Science REIT plc	1,499,920	1,088
	AEW UK REIT plc	692,033	849
[2]	Regional REIT Ltd.	2,062,646	778
	CLS Holdings plc	564,786	702
			304,843
Total Common Stocks (Cost $4,936,351)			3,886,640
Warrant (0.0%)
*	Eco World Development Group Bhd. Exp. 4/12/29 (Cost —)	1,186,080	86
Temporary Cash Investments (4.2%)
Money Market Fund (4.2%)
[4,5]	Vanguard Market Liquidity Fund, 5.410% (Cost $159,627)	1,596,561	159,640
Total Investments (106.7%) (Cost $5,095,978)			4,046,366
Other Assets and Liabilities—Net (-6.7%)			(255,155)
Net Assets (100%)			3,791,211
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $142,313,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the aggregate value was $68,896,000, representing 1.8% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $158,338,000 was received for securities on loan, of which $158,101,000 is held in Vanguard Market Liquidity Fund and $237,000 is held in cash.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	March 2024	122	13,621	416
MSCI Emerging Markets Index	March 2024	90	4,414	(30)
Topix Index	March 2024	7	1,214	99
				485
Short Futures Contracts
E-mini S&P 500 Index	March 2024	(454)	(110,560)	(42)
				443

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	3/20/24	HKD	36,078	USD	4,627	—	(6)
UBS AG	3/20/24	INR	325,838	USD	3,896	21	—
Standard Chartered Bank	3/20/24	INR	141,321	USD	1,696	3	—
Barclays Bank plc	3/21/24	JPY	600,168	USD	4,232	—	(121)
JPMorgan Chase Bank, N.A.	3/20/24	SGD	3,840	USD	2,901	—	(32)
State Street Bank & Trust Co.	3/20/24	USD	5,270	AUD	7,760	170	—
UBS AG	3/20/24	USD	305	CAD	415	—	(4)
Bank of Montreal	3/20/24	USD	305	CAD	415	—	(3)
Bank of Montreal	3/20/24	USD	2,306	CHF	2,000	—	(24)
Bank of Montreal	3/20/24	USD	3,449	EUR	3,172	14	—
State Street Bank & Trust Co.	3/20/24	USD	3,506	GBP	2,790	—	(32)
Barclays Bank plc	3/20/24	USD	4,626	HKD	36,078	5	—
State Street Bank & Trust Co.	3/20/24	USD	608	HKD	4,743	—	—
UBS AG	3/21/24	USD	5,019	JPY	719,338	91	—
Citibank, N.A.	3/21/24	USD	2,873	JPY	402,725	115	—
Bank of Montreal	3/20/24	USD	1,436	SEK	14,955	—	(4)
State Street Bank & Trust Co.	3/20/24	USD	3,020	SGD	4,037	4	—
State Street Bank & Trust Co.	2/6/24	USD	2,211	ZAR	41,404	—	—
Toronto-Dominion Bank	3/20/24	USD	114	ZAR	2,190	—	(2)
						423	(228)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.
ZAR—South African rand.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	186,776	9,620	—	196,396
Common Stocks—Other	—	3,687,097	3,147	3,690,244
Warrant	—	86	—	86
Temporary Cash Investments	159,640	—	—	159,640
Total	346,416	3,696,803	3,147	4,046,366
Derivative Financial Instruments
Assets
Futures Contracts[1]	515	—	—	515
Forward Currency Contracts	—	423	—	423
Total	515	423	—	938
Liabilities
Futures Contracts[1]	72	—	—	72
Forward Currency Contracts	—	228	—	228
Total	72	228	—	300
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.